Financial risk management objectives and policies - Schedule of exchange rates applied during period in respect of currencies (Details) - Currency risk	12 Months Ended
	Dec. 31, 2025 Ksh / $ ج.م. / $ $ / $ RM / $ € / $	Dec. 31, 2024 $ / $ RM / $ € / $ Ksh / $ ج.م. / $
EGP
Financial risk management objectives and policies
Spot rate | ج.م. / $	47.52	50.77
Average rate | ج.م. / $	49.24	43.94
KES
Financial risk management objectives and policies
Spot rate | Ksh / $	128.87	129.22
Average rate | Ksh / $	129.3	134.14
EUR
Financial risk management objectives and policies
Spot rate | € / $	0.85	0.96
Average rate | € / $	0.89	1.08
MYR
Financial risk management objectives and policies
Spot rate | RM / $	4.05	4.47
Average rate | RM / $	4.28	4.61
ARS
Financial risk management objectives and policies
Spot rate | $ / $	1,480	1,030.05
Average rate | $ / $	1,244.17	1,014.9